UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 33-12791 & 811-5069
EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)
5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)
Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)
Registrant’s telephone number, including area code: 515/225-5400
Date of fiscal year end: December 31, 2010
Date of reporting period: June 30, 2010

Item 1.	Reports to Stockholders.

EquiTrust Variable Insurance Series Fund

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

This report is not to be distributed unless preceded or accompanied by a current prospectus.

PRESIDENT’S LETTER	August 12, 2010

Dear Shareholders:

The U.S. economy has managed four consecutive quarters of growth since emerging from its deep recession in mid-2009. In the first half of 2010, businesses invested in new equipment and software for their operations while building inventories depleted during the recession. Both contributed positively towards growth in U.S. gross domestic product (“GDP”). Trade rebounded, as imports and exports both recovered from their recession plunge.

It’s becoming clear that this one-year-old recovery is slowing, however. U.S. GDP grew 3.7% in the first quarter of 2010, easing to 2.4% in the second quarter. The manufacturing sector continues to expand, but at a slowing pace. Robust employment growth remains elusive, as small businesses aren’t hiring and large companies have capacity to increase hours without adding more employees. Housing activity is approaching the recession’s lows following the expiration of the government’s first-time homebuyer tax credit. The consumer has contributed only modestly to the recovery, likely attributable to the still-discouraging jobs environment.

The downshift in the U.S. economy was only one element impacting the financial markets during the first half of 2010. Members of the eurozone endured a crisis of confidence as Greece’s debt and budget issues elevated concerns of the financial health of other members, particularly Portugal, Italy and Spain. A growing call for European government fiscal responsibility and reduced spending then raised concerns about global economic growth. Further, China instituted fiscal measures to slow its red-hot expansion, prompting fears of an outright evaporation of the country’s contribution to global growth.

These events sent investors out of stocks and into the relatively U.S. Treasury securities. For the six-month period ended June 30, 2010, the S&P 500 Composite Stock Index (the “S&P 500”) declined 6.65%. Performance was favorable in the periods around corporate earnings announcements, but the macroeconomic factors caused stocks to stumble repeatedly throughout the period. Investors’ rush into U.S. Treasuries has driven overall market yields to low levels. This has benefited bond values, but at the expense of falling coupon income. The broad Barclays Capital U.S. Aggregate Index returned 5.33% for the period, with the majority of the gain attributable to price return.

The markets appear to be adjusting for moderating economic growth, and investors will continue to see broad financial market volatility as long the scale of moderation remains unknown. We appreciate your support during this tough financial environment through your investment in the Fund. We take seriously our tasks of growing and protecting that investment. Thank you for continued support of the Fund.

Craig A. Lang
President

Past performance is not a guarantee of future results.

EQUITRUST VARIABLE INSURANCE SERIES FUND
June 30, 2010

Value Growth Portfolio
Portfolio Holdings by Industry Sector

High Grade Bond Portfolio
Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio
Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

**	Credit quality as reported by Standard & Poor’s.

EQUITRUST VARIABLE INSURANCE SERIES FUND
June 30, 2010

Managed Portfolio
Portfolio Holdings by Industry Sector

Money Market Portfolio
Portfolio Holdings by Asset Type

Blue Chip Portfolio
Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you may incur ongoing costs, including management fees and other Fund expenses. In addition, Service Class (SC) shares also incur distribution (12b-1) fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on January 1, 2010 and held until June 30, 2010.

Actual Expenses —

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes —

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
Portfolio and Share Class	1/1/2010	6/30/2010	1/1/2010 - 6/30/2010	Ratio (1)

Value Growth — IC				0.59%
Actual	$1,000	$943.40	$2.84
Hypothetical (2)	$1,000	$1,022.08	$2.96

Value Growth — SC				0.84%
Actual	$1,000	$941.70	$4.03
Hypothetical (2)	$1,000	$1,020.85	$4.20

High Grade Bond — IC				0.45%
Actual	$1,000	$1,061.80	$2.28
Hypothetical (2)	$1,000	$1,022.79	$2.23

High Grade Bond — SC				0.69%
Actual	$1,000	$1,061.50	$3.54
Hypothetical (2)	$1,000	$1,021.56	$3.48

Strategic Yield — IC				0.60%
Actual	$1,000	$1,075.30	$3.07
Hypothetical (2)	$1,000	$1,022.04	$3.00

Strategic Yield — SC				0.85%
Actual	$1,000	$1,074.10	$4.35
Hypothetical (2)	$1,000	$1,020.81	$4.24

Managed — IC				0.57%
Actual	$1,000	$988.50	$2.83
Hypothetical (2)	$1,000	$1,022.15	$2.88

Managed — SC				0.82%
Actual	$1,000	$987.10	$4.05
Hypothetical (2)	$1,000	$1,020.92	$4.12

Money Market — IC				0.00%
Actual	$1,000	$1,000.50	$0.00
Hypothetical (2)	$1,000	$1,025.00	$0.00

Money Market — SC				0.00%
Actual	$1,000	$1,000.50	$0.00
Hypothetical (2)	$1,000	$1,025.00	$0.00

Blue Chip — IC				0.33%
Actual	$1,000	$939.40	$1.57
Hypothetical (2)	$1,000	$1,023.39	$1.63

Blue Chip — SC				0.57%
Actual	$1,000	$938.30	$2.76
Hypothetical (2)	$1,000	$1,022.16	$2.88

(1)	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 181 days, and divided by 365 to reflect the one-half year period.

(2)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010
(Unaudited)

		High	Strategic
	Value Growth	Grade Bond	Yield	Managed	Money Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments in securities, at value (cost—$49,838,362; $52,127,017; $38,798,973; $70,066,443; $9,958,666; and $61,565,778, respectively)	$47,702,798	$54,196,161	$40,148,054	$72,520,786	$9,958,666	$66,154,636
Cash	—	—	—	—	471,344	—
Receivables:
Accrued dividends and interest	68,436	396,318	616,261	162,746	117	100,639
Fund shares sold	12,284	5,429	4,880	12,858	11,089	26,995
Prepaid expense and other assets	3,345	3,367	2,604	4,921	739	4,567

Total Assets	47,786,863	54,601,275	40,771,799	72,701,311	10,441,955	66,286,837

LIABILITIES
Payables:
Fund shares redeemed	49,499	174,082	42,885	79,009	90,912	72,410
Dividends	—	18	26	—	168	—
Accrued expenses	4,017	4,462	3,761	4,541	3,155	4,818

Total Liabilities	53,516	178,562	46,672	83,550	94,235	77,228

NET ASSETS	$47,733,347	$54,422,713	$40,725,127	$72,617,761	$10,347,720	$66,209,609

ANALYSIS OF NET ASSETS
Paid-in capital	$53,866,575	$52,403,748	$43,351,210	$73,798,944	$10,347,720	$67,142,462
Accumulated undistributed net investment income	303,546	12,539	3,080	1,087,247	—	786,015
Accumulated net realized loss from investment transactions	(4,301,210)	(62,718)	(3,978,244)	(4,722,773)	—	(6,307,726)
Net unrealized appreciation (depreciation) of investments	(2,135,564)	2,069,144	1,349,081	2,454,343	—	4,588,858

NET ASSETS	$47,733,347	$54,422,713	$40,725,127	$72,617,761	$10,347,720	$66,209,609

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2010
(Unaudited)

		High	Strategic
	Value Growth	Grade Bond	Yield	Managed	Money Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

NET ASSET VALUE PER SHARE
Initial Class: Net Assets	$47,153,358	$45,250,551	$39,735,802	$71,345,034	$9,427,133	$63,028,040
Shares issued and outstanding	4,187,726	4,316,376	4,361,879	5,438,424	9,427,133	2,092,245
Net asset value per share	$11.26	$10.48	$9.11	$13.12	$1.00	$30.12

Service Class: Net Assets	$579,989	$9,172,162	$989,325	$1,272,727	$920,587	$3,181,569
Shares issued and outstanding	50,420	874,788	108,586	93,778	920,587	101,740
Net asset value per share	$11.50	$10.49	$9.11	$13.57	$1.00	$31.27

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2010
(Unaudited)

	Value	High	Strategic
	Growth	Grade Bond	Yield	Managed	Money Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends	$457,535	$—	$31,000	$632,777	$—	$904,498
Interest	1,412	1,186,786	1,225,014	490,239	5,769	1,838
Less foreign tax withholding	—	—	—	(2,153)	—	—

Total Investment Income	458,947	1,186,786	1,256,014	1,120,863	5,769	906,336

EXPENSES
Paid to Affiliates:
Investment advisory and management fees	117,990	78,141	89,943	173,567	13,609	71,562
Distribution fees	708	9,904	1,110	1,556	993	3,764
Accounting fees	13,110	13,023	9,994	14,974	2,722	14,974
Custodian fees	3,098	3,455	2,276	4,120	1,906	3,214
Professional fees	9,417	9,761	7,942	13,528	3,171	12,000
Trustees’ fees and expenses	4,043	4,113	1,750	5,995	478	5,510
Reports to shareholders	1,071	1,032	798	1,581	240	1,458
Insurance and bonds	2,570	2,620	2,053	3,906	651	3,442
Miscellaneous	3,396	3,886	4,694	3,976	2,719	4,400

Total Expenses	155,403	125,935	120,560	223,203	26,489	120,324
Waiver of fees	—	—	—	—	(26,489)	—
Fees paid indirectly	(2)	(2)	(2)	(3)	(1)	(3)

Net Expenses	155,401	125,933	120,558	223,200	(1)	120,321

Net Investment Income	303,546	1,060,853	1,135,456	897,663	5,770	786,015

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	307,585	(508)	22,164	76,853	—	950,631
Change in unrealized appreciation (depreciation) of investments	(3,452,519)	2,086,296	1,776,680	(1,721,673)	—	(6,003,196)

Net Gain (Loss) on Investments	(3,144,934)	2,085,788	1,798,844	(1,644,820)	—	(5,052,565)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,841,388)	$3,146,641	$2,934,300	$(747,157)	$5,770	$(4,266,550)

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2010	Year Ended	June 30, 2010	Year Ended	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009

OPERATIONS
Net investment income	$303,546	$705,061	$1,060,853	$2,208,639	$1,135,456	$2,352,460
Net realized gain (loss) from investment transactions	307,585	(3,427,768)	(508)	(65,458)	22,164	(1,943,335)
Change in unrealized appreciation (depreciation) of investments	(3,452,519)	13,974,641	2,086,296	3,135,143	1,776,680	7,568,331

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,841,388)	11,251,934	3,146,641	5,278,324	2,934,300	7,977,456

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(701,627)	(952,784)	(896,707)	(2,018,829)	(1,100,642)	(2,325,728)
Service Class	(3,433)	(872)	(151,607)	(189,810)	(23,984)	(26,732)
Net realized gain from investment transactions:
Initial Class	—	—	—	(146,224)	—	—
Service Class	—	—	—	(11,409)	—	—

Total Dividends and Distributions	(705,060)	(953,656)	(1,048,314)	(2,366,272)	(1,124,626)	(2,352,460)
CAPITAL SHARE TRANSACTIONS	(1,573,105)	(2,203,492)	1,414,827	3,596,181	(474,286)	(2,816,721)

Total Increase (Decrease) in Net Assets	(5,119,553)	8,094,786	3,513,154	6,508,233	1,335,388	2,808,275

NET ASSETS
Beginning of period	52,852,900	44,758,114	50,909,559	44,401,326	39,389,739	36,581,464

End of period (including accumulated undistributed net investment income as set forth below)	$47,733,347	$52,852,900	$54,422,713	$50,909,559	$40,725,127	$39,389,739

Accumulated Undistributed (Over-distributed) Net Investment Income	$303,546	$705,060	$12,539	$—	$3,080	$(7,750)

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed		Money Market		Blue Chip
	Portfolio		Portfolio		Portfolio
	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2010	Year Ended	June 30, 2010	Year Ended	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009

OPERATIONS
Net investment income	$897,663	$1,907,332	$5,770	$15,235	$786,015	$1,601,198
Net realized gain (loss) from investment transactions	76,853	(4,522,755)	—	—	950,631	(789,775)
Change in unrealized appreciation (depreciation) of investments	(1,721,673)	14,931,133	—	—	(6,003,196)	10,179,669

Net Increase (Decrease) in Net Assets Resulting from Operations	(747,157)	12,315,710	5,770	15,235	(4,266,550)	10,991,092

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(1,881,816)	(2,332,629)	(5,305)	(14,775)	(1,569,649)	(1,945,486)
Service Class	(20,999)	(3,856)	(465)	(460)	(31,549)	(5,662)
Net realized gain from investment transactions:
Initial Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—

Total Dividends and Distributions	(1,902,815)	(2,336,485)	(5,770)	(15,235)	(1,601,198)	(1,951,148)
CAPITAL SHARE TRANSACTIONS	(2,722,575)	(3,741,537)	(1,486,022)	(2,994,789)	138,051	37,674

Total Increase (Decrease) in Net Assets	(5,372,547)	6,237,688	(1,486,022)	(2,994,789)	(5,729,697)	9,077,618

NET ASSETS
Beginning of period	77,990,308	71,752,620	11,833,742	14,828,531	71,939,306	62,861,688

End of period (including accumulated undistributed net investment income as set forth below)	$72,617,761	$77,990,308	$10,347,720	$11,833,742	$66,209,609	$71,939,306

Accumulated Undistributed (Over-distributed) Net Investment Income	$1,087,247	$1,902,815	$—	$—	$786,015	$1,601,198

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
June 30, 2010
(Unaudited)

	Shares
	Held	Value

COMMON STOCKS (94.41%)

AMUSEMENT AND RECREATION SERVICES (0.59%)
Bally Technologies, Inc. (1)	8,700	$281,793

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (2.15%)
AutoZone, Inc. (1)	2,700	521,694
O’Reilly Automotive, Inc. (1)	10,600	504,136

		1,025,830

BUSINESS SERVICES (7.83%)
Adobe Systems Inc. (1)	11,700	309,231
Automatic Data Processing Inc.	6,700	269,742
eBay Inc. (1)	13,135	257,577
ManTech International Corp.-Series A (1)	5,900	251,163
Microsoft Corp.	55,255	1,271,418
Oracle Corp.	46,070	988,662
Symantec Corp. (1)	28,002	388,668

		3,736,461

CHEMICALS AND ALLIED PRODUCTS (12.51%)
Abbott Laboratories	7,600	355,528
Amgen Inc. (1)	7,625	401,075
Colgate-Palmolive Co.	2,605	205,170
Dow Chemical Co. (The)	5,330	126,428
E. I. du Pont de
Nemours and Co.	16,005	553,613
Johnson & Johnson	16,700	986,302
Merck & Co., Inc.	8,638	302,071
Mylan Inc. (1)	10,050	171,252
Myriad Genetics, Inc. (1)	17,000	254,150
Pfizer Inc.	44,486	634,370
Procter & Gamble Co. (The)	19,425	1,165,111
Teva Pharmaceutical Industries Ltd.	9,691	503,835
United Therapeutics Corp. (1)	6,400	312,384

		5,971,289

COMMUNICATIONS (2.29%)
AT&T Inc.	17,660	427,195
Comcast Corp.-Class A	14,065	244,309
Verizon Communications Inc.	15,065	422,121

		1,093,625

DEPOSITORY INSTITUTIONS (3.31%)
Bank of America Corp.	16,089	231,199
Bank of New York Mellon Corp. (The)	7,150	176,534
JPMorgan Chase & Co.	6,600	241,626
New York Community Bancorp, Inc.	23,156	353,592
Northern Trust Corp.	6,900	322,230
U.S. Bancorp	9,135	204,167
Wells Fargo & Co.	1,981	50,714

		1,580,062

EATING AND DRINKING PLACES (0.30%)
McDonald’s Corp.	2,200	144,914

ELECTRIC, GAS AND SANITARY SERVICES (3.87%)
Atmos Energy Corp.	11,267	304,660
CMS Energy Corp.	28,300	414,595
Integrys Energy Group, Inc.	9,886	432,414
Pepco Holdings, Inc.	12,335	193,413
Pinnacle West Capital Corp.	9,200	334,512
Waste Management, Inc.	5,300	165,837

		1,845,431

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.89%)
BigBand Networks, Inc. (1)	42,700	128,954
Cisco Systems, Inc. (1)	46,570	992,407
Energy Conversion Devices, Inc. (1)	13,100	53,710
General Electric Co.	66,480	958,642
Helen of Troy Ltd.(1)	8,966	197,790
Intel Corp.	17,500	340,375
QUALCOMM Inc.	4,200	137,928

		2,809,806

FABRICATED METAL PRODUCTS (1.09%)
Illinois Tool Works Inc.	12,580	519,302

FOOD AND KINDRED PRODUCTS (3.17%)
Coca-Cola Co. (The)	6,870	344,324
Coca-Cola FEMSA, S.A.B. de C.V.	3,700	231,583
H.J. Heinz Co.	6,100	263,642
Kraft Foods Inc.	12,708	355,824
PepsiCo, Inc.	5,180	315,721

		1,511,094

GENERAL MERCHANDISE STORES (2.35%)
Target Corp.	8,415	413,766
Wal-Mart Stores, Inc.	14,735	708,311

		1,122,077

HOLDING AND OTHER INVESTMENT OFFICES (2.93%)
Adams Express Co. (The)	69,169	624,596
H&Q Life Sciences Investors	38,359	336,792
ProShares UltraShort 20+ Year Treasury (1)	6,900	244,812
Redwood Trust, Inc.	13,200	193,248

		1,399,448

INDUSTRIAL MACHINERY AND EQUIPMENT (6.02%)
3M Co.	5,890	465,251
Apple Inc. (1)	4,160	1,046,365
EMC Corp. (1)	62,025	1,135,057
Hewlett-Packard Co.	5,270	228,086

		2,874,759

INSTRUMENTS AND RELATED PRODUCTS (3.39%)
Agilent Technologies, Inc. (1)	7,000	199,010
Becton, Dickinson and Co.	5,326	360,144
Bio-Rad Laboratories, Inc.-Class A (1)	3,300	285,417
Danaher Corp.	4,800	178,176
Mettler-Toledo International Inc. (1)	3,375	376,751
Stryker Corp.	4,380	219,263

		1,618,761

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

INSURANCE AGENTS, BROKERS AND SERVICE (0.63%)
Arthur J. Gallagher & Co.	12,365	$301,459

INSURANCE CARRIERS (6.07%)
Allstate Corp. (The)	4,910	141,064
American Equity Investment Life Holding Co.	29,300	302,376
CIGNA Corp.	10,400	323,024
CNO Financial Group, Inc. (1)	50,000	247,500
EMC Insurance Group Inc.	13,610	298,467
Hartford Financial Services
Group, Inc. (The)	11,100	245,643
Kansas City Life Insurance Co.	9,600	283,872
Lincoln National Corp.	11,300	274,477
MetLife, Inc.	8,705	328,701
Protective Life Corp.	21,200	453,468

		2,898,592

LEGAL SERVICES (1.13%)
FTI Consulting, Inc. (1)	12,400	540,516

METAL MINING (4.18%)
Agnico-Eagle Mines Ltd.	2,000	121,560
Barrick Gold Corp.	24,946	1,132,798
Newmont Mining Corp.	12,000	740,880

		1,995,238

MISCELLANEOUS RETAIL (2.47%)
Cash America International, Inc.	12,800	438,656
EZCORP, Inc. (1)	28,000	519,400
GameStop Corp.-Class A (1)	11,700	219,843

		1,177,899

MOTION PICTURES (0.59%)
Time Warner Inc.	9,796	283,202

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.68%)
United Parcel Service, Inc.- Class B	5,675	322,851

OIL AND GAS EXTRACTION (6.38%)
Anadarko Petroleum Corp.	10,200	368,118
Apache Corp.	2,600	218,894
Baker Hughes Inc.	6,200	257,734
Devon Energy Corp.	4,600	280,232
Helmerich & Payne, Inc.	14,600	533,192
Noble Corp.	8,600	265,826
Occidental Petroleum Corp.	6,800	524,620
Rowan Companies, Inc. (1)	8,800	193,072
Transocean Ltd. (1)	4,600	213,118
Weatherford International Ltd. (1)	14,600	191,844

		3,046,650

PAPER AND ALLIED PRODUCTS (0.51%)
Kimberly-Clark Corp.	4,020	243,733

PETROLEUM AND COAL PRODUCTS (3.29%)
Chevron Corp.	10,300	698,958
ConocoPhillips	10,257	503,516
Exxon Mobil Corp.	4,500	256,815
Valero Energy Corp.	6,300	113,274

		1,572,563

PRINTING AND PUBLISHING (0.90%)
John Wiley & Sons, Inc.	11,100	429,237

RAILROAD TRANSPORTATION (0.46%)
Union Pacific Corp.	3,140	218,261

RETAIL-DRUG AND PROPRIETARY STORES (0.29%)
Walgreen Co.	5,245	140,042

RETAIL-FURNISHINGS AND HOME FURNITURE STORES (0.54%)
Bed Bath & Beyond Inc. (1)	7,010	$259,931

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.67%)
Tupperware Brands Corp.	8,000	318,800

SECURITY AND COMMODITY BROKERS (2.02%)
BGC Partners, Inc.-Class A	68,775	351,440
Investment Technology
Group, Inc. (1)	9,600	154,176
SEI Investments Co.	22,450	457,082

		962,698

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.75%)
Quest Diagnostics Inc.	7,200	358,344

TOBACCO PRODUCTS (0.85%)
Philip Morris International Inc.	8,810	403,850

TRANSPORTATION EQUIPMENT (3.45%)
Federal Signal Corp.	13,300	80,332
Genuine Parts Co.	6,200	244,590
Honeywell International Inc.	18,835	735,130
ITT Corp.	13,020	584,858

		1,644,910

WHOLESALE TRADE-NONDURABLE GOODS (0.86%)
Sysco Corp.	14,390	411,122

Total Common Stocks (Cost $47,200,114)		45,064,550

SHORT-TERM INVESTMENTS (5.53%)

MONEY MARKET MUTUAL FUND (0.92%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $438.472)	438,472	438,472

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
	Principal
	Amount	Value

COMMERCIAL PAPER (1.57%)

NON-DEPOSITORY CREDIT INSTITUTIONS
Citigroup Inc., due 07/09/10 (Cost $749,937)	$750,000	$749,937

UNITED STATES GOVERNMENT AGENCIES (3.04%)
Federal Home Loan Bank, due 07/21/10	750,000	749,946
Federal Home Loan Bank, due 08/25/10	700,000	699,893

Total United States Government
Agencies (Cost $1,449,839)		1,449,839

Total Short-Term Investments (Cost $2,638,248)		2,638,248

Total Investments (99.94%) (Cost $49,838,362)		47,702,798

OTHER ASSETS LESS LIABILITIES (0.06%)
Cash, receivables, prepaid expense and other assets, less liabilities		30,549

Total Net Assets (100.00%)		$47,733,347

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
June 30, 2010
(Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS (44.66%)

CHEMICALS AND ALLIED PRODUCTS (9.82%)
E. I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$1,500,000	$1,620,060
Merck & Co., Inc., 5.00%, due 06/30/19	1,500,000	1,679,190
Pfizer Inc., 5.35%, due 03/15/15	1,800,000	2,043,162

		5,342,412

DEPOSITORY INSTITUTIONS (7.61%)
Comerica Bank, 5.20%, due 08/22/17	1,000,000	1,028,460
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	1,032,980
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000	949,491
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,130,072
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000	938

		4,141,941

ELECTRIC, GAS AND SANITARY SERVICES (15.19%)
Entergy LA LLC, 5.40%, due 11/01/24	375,000	406,830
Kinder Morgan Energy Partners, L.P., 5.30%, due 09/15/20	1,600,000	1,650,160
NorthWestern Corp., 6.34%, due 04/01/19	700,000	785,547
Oglethorpe Power Corp., 6.974%, due 06/30/11	71,000	74,157
PacifiCorp, 6.90%, due 11/15/11	750,000	807,630
Public Service of Colorado, 5.125%, due 06/01/19	1,500,000	1,682,280
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	1,500,000	1,807,785
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	1,052,120

		8,266,509

FOOD AND KINDRED PRODUCTS (1.89%)
Archer Daniels Midland Co., 5.935%, due 10/01/32	900,000	1,027,287

FURNITURE AND FIXTURES (0.94%)
Steelcase Inc., 6.50%, due 08/15/11	500,000	509,910

HOLDING AND OTHER INVESTMENT OFFICES (1.37%)
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000	748,524

INSURANCE CARRIERS (4.34%)
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000	1,625,685
SunAmerica Inc., 8.125%, due 04/28/23	700,000	735,497

		2,361,182

PETROLEUM & COAL PRODUCTS (2.72%)
Conoco Inc., 6.95%, due 04/15/29	1,200,000	1,480,356

TRANSPORTATION — BY AIR (0.78%)
Continental Airlines, Inc. Pass- Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	237,399	240,308
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18	171,994	184,816

		425,124

Total Corporate Bonds (Cost $23,559,228)		24,303,245

COMMERCIAL MORTGAGE PASS — THROUGH CERTIFICATES (2.60%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.07%, due 08/01/39	1,500,000	1,413,887

Total Commercial Mortgage Pass- Through Certificates (Cost $1,486,183)		1,413,887

MORTGAGE-BACKED SECURITIES (35.36%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (9.37%)
3023 Class TG, 5.50%, due 08/01/35	609,639	619,503
3051 Class MY, 5.50% due 10/01/25	1,000,000	1,084,770
Pool # A53146, 5.50%, due 10/01/36	832,570	895,325
Pool # A69436, 6.00%, due 12/01/37	380,707	413,421
Pool # G02562, 6.00%, due 01/01/37	603,002	656,085
Pool # G02648, 5.50%, due 12/01/36	760,706	818,044
Pool # G03803, 5.50%, due 01/01/38	569,469	611,916

		5,099,064

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (8.99%)
Pool # 50276, 9.50%, due 02/01/20	477	553
Pool # 256103, 5.50%, due 02/01/26	443,027	478,653

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (continued)
Pool # 257306, 5.50%, due 08/01/38	$1,996,517	$2,145,916
Pool # 897144, 6.00%, due 09/01/36	422,053	459,404
Pool # 906224, 5.50%, due 01/01/37	1,017,885	1,094,449
Pool # 928570, 6.00%, due 08/01/37	654,588	711,291

		4,890,266

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (17.00%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000	1,096,455
2003-116 Class JC, 5.00%, due 05/01/30	1,000,000	1,012,551
Pool # 1512, 7.50%, due 12/01/23	8,856	10,021
Pool # 2631, 7.00%, due 08/01/28	13,719	15,355
Pool # 2658, 6.50%, due 10/01/28	23,448	26,627
Pool # 2701, 6.50%, due 01/01/29	30,651	34,745
Pool # 2796, 7.00%, due 08/01/29	22,469	25,162
Pool # 3039, 6.50%, due 02/01/31	8,276	9,271
Pool # 3040, 7.00%, due 02/01/31	15,001	16,815
Pool # 3188, 6.50%, due 01/01/32	49,281	55,018
Pool # 3239, 6.50%, due 05/01/32	45,319	50,595
Pool # 3261, 6.50%, due 07/01/32	93,397	104,271
Pool # 3320, 5.50%, due 12/01/32	382,857	417,362
Pool # 3333, 5.50%, due 01/01/33	322,686	351,665
Pool # 3375, 5.50%, due 04/01/33	48,862	53,250
Pool # 3390, 5.50%, due 05/01/33	214,632	233,907
Pool # 3403, 5.50%, due 06/01/33	364,867	397,634
Pool # 3458, 5.00%, due 10/01/33	370,123	397,719
Pool # 3499, 5.00%, due 01/01/34	528,538	567,282
Pool # 3556, 5.50%, due 05/01/34	528,545	575,108
Pool # 3623, 5.00%, due 10/01/34	875,981	940,194
Pool # 22630, 6.50%, due 08/01/28	12,896	14,644
Pool # 276337, 10.00%, due 08/01/19	3,337	3,887
Pool # 643816, 6.00%, due 07/01/25	770,657	846,037
Pool # 704189, 5.50%, due 01/01/39	674,134	729,708
Pool # 782604, 5.50%, due 03/01/39	1,171,392	1,267,960

		9,253,243

Total Mortgage-Backed Securities (Cost $17,845,150)		19,242,573

SHORT-TERM INVESTMENTS (16.96%)

COMMERCIAL PAPER (5.69%)
NON-DEPOSITORY CREDIT INSTITUTIONS (3.86%)
Citigroup Inc., due 07/06/10	1,100,000	1,099,951
Citigroup Inc., due 08/18/10	1,000,000	999,427

		2,099,378

PETROLEUM AND COAL PRODUCTS (1.83%)
Chevron Corp., 0.19%, due 07/13/10	1,000,000	1,000,000

Total Commercial Paper (Cost $3,099,378)		3,099,378

UNITED STATES GOVERNMENT AGENCIES (9.18%)
Federal Home Loan Bank, due 07/09/10	1,000,000	999,973
Federal Home Loan Bank, due 07/28/10	1,000,000	999,940
Federal Home Loan Mortgage Corp., due 08/23/10	1,000,000	999,882
Federal National Mortgage Assoc., due 08/02/10	1,000,000	999,876
Federal National Mortgage Assoc., due 08/11/10	1,000,000	999,898

Total United States Government Agencies (Cost $4,999,569)		4,999,569

	Shares
	Held

MONEY MARKET MUTUAL FUND (2.09%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $1,137,509)	1,137,509	1,137,509

Total Short-Term Investments (Cost $9,236,456)		9,236,456

Total Investments (99.58%) (Cost $52,127,017)		54,196,161

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (continued)

	Shares
	Held	Value

OTHER ASSETS LESS LIABILITIES (0.42%)
Cash, receivables, prepaid expense and other assets, less liabilities		$226,552

Total Net Assets (100.00)%		$54,422,713

(1)	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 06/30/10, the carrying value of each unit was 75.338, representing $1,130,072 or 2.08% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
June 30, 2010
(Unaudited)

	Shares
	Held	Value

PREFERRED STOCKS (1.93%)

DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000	$785,280

	Principal
	Amount

CORPORATE BONDS (77.79%)

APPAREL AND ACCESSORY STORES (3.20%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,302,000

CHEMICALS AND ALLIED PRODUCTS (4.05%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	750,000	937,402
Nova Chemicals Corp., 7.875%, due 09/15/25	800,000	713,192

		1,650,594

COMMUNICATIONS (2.52%)
Time Warner Inc., 8.375%, due 03/15/23	800,000	1,027,456

DEPOSITORY INSTITUTIONS (2.77%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,130,072

ELECTRIC, GAS AND SANITARY SERVICES (15.10%)
Avista Corp., 5.95%, due 06/01/18	1,400,000	1,551,130
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	1,471,660	1,589,216
Entergy Corp., 6.18%, due 03/01/35	1,700,000	1,753,431
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	129,000	130,900
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	800,000	964,152
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	151,622	159,084

		6,147,913

FABRICATED METAL PRODUCTS (3.54%)
Valmont Industries, Inc., 6.625%, due 04/20/20	1,400,000	1,443,358

FOOD STORES (3.61%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000	1,468,996

FURNITURE AND FIXTURES (3.25%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000	1,325,766

HOLDING AND OTHER INVESTMENT OFFICES (14.97%)
First Industrial L.P., 7.60%, due 07/15/28	700,000	612,066
First Industrial L.P., 7.75%, due 04/15/32	500,000	439,740
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	1,363,271
HRPT Properties Trust, 6.25%, due 08/15/16	1,075,000	1,128,556
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	1,171,000	878,250
Realty Income Corp., 6.75%, due 08/15/19	1,500,000	1,675,770

		6,097,653

INSURANCE CARRIERS (1.48%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	603,000

METAL MINING (2.71%)
Freeport McMoRan & Copper Gold Inc., 8.375%, due 04/01/17	1,000,000	1,102,960

OIL AND GAS EXTRACTION (4.18%)
Nabors Industries, Inc., 9.25%, due 01/15/19	700,000	858,459
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000	842,500

		1,700,959

PAPER AND ALLIED PRODUCTS (2.92%)
International Paper Co., 7.95%, due 06/15/18	1,000,000	1,190,620

PIPELINES (4.52%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	1,600,000	1,840,048

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (1.75%)
Owens Corning, 9.00%, due 06/15/19	600,000	710,724

TRANSPORTATION — BY AIR (2.14%)
Continental Airlines, Inc. Pass- Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	872,403	872,403

WATER TRANSPORTATION (5.08%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,133,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	988,394	936,187

		2,069,187

Total Corporate Bonds (Cost $30,700,822)		31,683,709

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (12.16%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (8.11%)
3023 Class TG, 5.50%, due 08/01/35	$457,229	$464,627
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,084,770
Pool # A53146, 5.50%, due 10/01/36	291,399	313,363
Pool # A69436, 6.00%, due 12/01/37	571,060	620,132
Pool # G02648, 5.50%, due 12/01/36	760,706	818,044

		3,300,936

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.05%)
Pool # 256103, 5.50%, due 02/01/26	443,027	478,653
Pool # 897144, 6.00%, due 09/01/36	422,053	459,404
Pool # 928570, 6.00%, due 08/01/37	654,588	711,291

		1,649,348

Total Mortgage-Backed Securities (Cost $4,569,370)		4,950,284

SHORT-TERM INVESTMENTS (6.70%)

UNITED STATES GOVERNMENT AGENCIES (4.91%)
Federal Home Loan Bank, due 07/14/10	1,000,000	999,950
Federal Home Loan Mortgage Corp., due 08/23/10	1,000,000	999,882

Total United States Government Agencies (Cost $1,999,832)		1,999,832

	Shares
	Held	Value

MONEY MARKET MUTUAL FUND (1.79%)
JPMorgan U.S. Treasury Plus
Money Market Fund (Cost $728,949)	728,949	$728,949

Total Short-Term Investments (Cost $2,728,781)		2,728,781

Total Investments (98.58%) (Cost $38,798,973)		40,148,054

OTHER ASSETS LESS LIABILITIES (1.42%)
Cash, receivables, prepaid expense and other assets, less liabilities		577,073

Total Net Assets (100.00)%		$40,725,127

(1)	Restricted Securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 06/30/10, the carrying value of each unit was 75.338, representing $1,130,072 or 2.77% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 06/30/10, the carrying value of each unit was 94.718, representing $936,187 or 2.30% of total net assets.

As of 06/30/10, the carrying value of all restricted securities was $2,066,259 or 5.07% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
June 30, 2010
(Unaudited)

	Shares
	Held	Value

COMMON STOCKS (72.89%)

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.41%)
AutoZone, Inc. (1)	2,700	$521,694
O’Reilly Automotive, Inc. (1)	10,600	504,136

		1,025,830

BUSINESS SERVICES (3.48%)
Automatic Data Processing, Inc.	11,300	454,938
eBay Inc. (1)	8,900	174,529
Microsoft Corp.	59,400	1,366,794
Oracle Corp.	24,830	532,852

		2,529,113

CHEMICALS AND ALLIED PRODUCTS (10.12%)
Abbott Laboratories	17,500	818,650
Amgen Inc. (1)	3,900	205,140
Colgate-Palmolive Co.	4,330	341,031
Dow Chemical Co. (The)	13,965	331,250
E. I. du Pont de Nemours and Co.	22,875	791,246
Johnson & Johnson	26,912	1,589,423
Merck & Co., Inc.	9,054	316,618
Mylan Inc. (1)	19,050	324,612
Pfizer Inc.	67,084	956,618
Procter & Gamble Co. (The)	18,005	1,079,940
Teva Pharmaceutical Industries Ltd.	11,399	592,634

		7,347,162

COMMUNICATIONS (1.54%)
AT&T Inc.	12,600	304,794
Comcast Corp.-Class A	13,590	236,058
Verizon Communications Inc.	20,675	579,314

		1,120,166

DEPOSITORY INSTITUTIONS (3.36%)
Bank of America Corp.	17,202	247,193
Bank of New York Mellon Corp. (The)	12,108	298,947
JPMorgan Chase & Co.	10,400	380,744
New York Community Bancorp, Inc.	44,834	684,615
Northern Trust Corp.	10,625	496,188
U.S. Bancorp	12,895	288,203
Wells Fargo & Co.	1,658	42,445

		2,438,335

ELECTRIC, GAS AND SANITARY SERVICES (5.69%)
Atmos Energy Corp.	22,952	620,622
Integrys Energy Group, Inc.	14,304	625,657
Pepco Holdings, Inc.	17,790	278,947
Pinnacle West Capital Corp.	24,200	879,912
Tortoise Energy Capital Corp.	54,267	1,243,257
Waste Management, Inc.	15,400	481,866

		4,130,261

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.75%)
Cisco Systems, Inc. (1)	35,830	763,537
Energy Conversion Devices, Inc. (1)	14,000	57,400
General Electric Co.	106,965	1,542,435
Helen of Troy Ltd. (1)	12,334	272,088
Intel Corp.	42,000	816,900

		3,452,360

FABRICATED METAL PRODUCTS (0.58%)
Illinois Tool Works Inc.	10,155	419,198

FOOD AND KINDRED PRODUCTS (2.99%)
Coca-Cola Co. (The)	10,380	520,246
Diageo plc	7,200	451,728
Kraft Foods Inc.	15,399	431,172
PepsiCo, Inc.	12,650	771,018

		2,174,164

GENERAL MERCHANDISE STORES (1.67%)
Target Corp.	4,760	234,049
Wal-Mart Stores, Inc.	20,290	975,340

		1,209,389

HOLDING AND OTHER INVESTMENT OFFICES (0.68%)
H&Q Life Sciences Investors	21,230	186,399
Redwood Trust, Inc.	20,900	305,976

		492,375

INDUSTRIAL MACHINERY AND EQUIPMENT (4.47%)
3M Co.	6,535	516,200
Apple Inc. (1)	4,400	1,106,732
EMC Corp. (1)	36,800	673,440
Hewlett-Packard Co.	5,460	236,309
Ingersoll-Rand plc	20,634	711,667

		3,244,348

INSTRUMENTS AND RELATED PRODUCTS (0.94%)
Becton, Dickinson and Co.	6,235	421,611
Stryker Corp.	5,140	257,308

		678,919

INSURANCE AGENTS, BROKERS AND SERVICE (0.59%)
Arthur J. Gallagher & Co.	17,455	425,553

INSURANCE CARRIERS (5.79%)
Allstate Corp. (The)	7,140	205,132
CNO Financial Group, Inc. (1)	75,000	371,250
EMC Insurance Group Inc.	43,593	955,994
Hartford Financial Services Group, Inc. (The)	16,600	367,358
Kansas City Life Insurance Co.	14,300	422,851
Lincoln National Corp.	16,700	405,643
MetLife, Inc.	11,370	429,331
Old Republic International Corp.	31,100	377,243
Protective Life Corp.	31,400	671,646

		4,206,448

LEGAL SERVICES (0.56%)
FTI Consulting, Inc. (1)	9,300	405,387

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

METAL MINING (5.11%)
Barrick Gold Corp.	57,916	$2,629,966
Newmont Mining Corp.	17,500	1,080,450

		3,710,416

MISCELLANEOUS RETAIL (1.32%)
Cash America International, Inc.	12,800	438,656
EZCORP, Inc. (1)	28,000	519,400

		958,056

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.53%)
United Parcel Service, Inc.-Class B	6,720	382,301

OIL AND GAS EXTRACTION (5.36%)
Anadarko Petroleum Corp.	13,700	494,433
Apache Corp.	3,400	286,246
Baker Hughes Inc.	8,700	361,659
Devon Energy Corp.	6,400	389,888
Occidental Petroleum Corp.	22,250	1,716,588
Rowan Companies, Inc. (1)	16,700	366,398
Weatherford International Ltd. (1)	21,000	275,940

		3,891,152

PAPER AND ALLIED PRODUCTS (0.51%)
Kimberly-Clark Corp.	6,115	370,752

PETROLEUM AND COAL PRODUCTS (1.91%)
ConocoPhillips	17,170	842,875
Exxon Mobil Corp.	6,100	348,127
Valero Energy Corp.	11,100	199,578

		1,390,580

PIPELINES (2.50%)
Kinder Morgan Management, LLC (1)	32,025	1,812,295

PRINTING AND PUBLISHING (0.59%)
John Wiley & Sons, Inc.	11,100	429,237

RETAIL-DRUG AND PROPRIETARY STORES (0.23%)
Walgreen Co.	6,360	169,812

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.72%)
Tupperware Brands Corp.	13,100	522,035

SECURITY AND COMMODITY BROKERS (0.76%)
BGC Partners, Inc.,-Class A	108,505	554,461

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.86%)
Quest Diagnostics Inc.	12,600	627,102

TOBACCO PRODUCTS (0.62%)
Philip Morris International Inc.	9,835	450,836

TRANSPORTATION EQUIPMENT (2.58%)
Federal Signal Corp.	36,400	219,856
Genuine Parts Co.	13,600	536,520
Honeywell International Inc.	16,905	659,802
ITT Corp.	10,190	457,735

		1,873,913

WHOLESALE TRADE — NONDURABLE GOODS (0.67%)
Sysco Corp.	17,085	488,118

Total Common Stocks
(Cost $51,983,868)		52,930,074
	Principal
	Amount

MORTGAGE-BACKED SECURITIES (24.36%)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000	2,467,024
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000	2,782,652
2003-71 Class AK, 5.00%, due 09/01/29	600,000	596,139
2003-116 Class JC, 5.00%, due 05/01/30	1,560,000	1,579,580
2004-22 Class BK, 3.47%, due 04/01/34	64,546	65,179
2004-26 Class GC, 5.00%, due 06/01/31	1,300,000	1,373,372
2004-72 Class DE, 5.00%, due 07/01/32	500,000	532,415
2004-76 Class VG, 5.00%, due 09/01/23	700,000	697,422
2004-89 Class KC, 4.00%, due 10/01/34	256,320	264,185
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,209,878
2004-109 Class WE, 5.00%, due 05/01/33	780,000	845,145
2005-44 Class KC, 5.00%, due 04/01/31	1,125,676	1,159,645
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	1,094,364
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,546,445
Pool # 2796, 7.00%, due 08/01/29	33,704	37,743
Pool # 3040, 7.00%, due 02/01/31	18,752	21,019
Pool # 3188, 6.50%, due 01/01/32	49,281	55,018
Pool # 3239, 6.50%, due 05/01/32	75,898	84,735
Pool # 3333, 5.50%, due 01/01/33	141,175	153,854

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)
Pool # 3403, 5.50%, due 06/01/33	$115,019	$125,348

Total Mortgage-Backed Securities (Cost $16,183,025)		17,691,162

SHORT-TERM INVESTMENTS (2.62%)

UNITED STATES GOVERNMENT AGENCIES (1.38%)
Federal Home Loan Bank, due 07/09/10 (Cost $999,973)	1,000,000	999,973

	Shares
	Held

MONEY MARKET MUTUAL FUND (1.24%)
JPMorgan U.S. Treasury Plus
Money Market Fund (Cost $899,577)	899,577	899,577

Total Short-Term Investments (Cost $1,899,550)		1,899,550

Total Investments (99.87%) (Cost $70,066,443)		72,520,786

OTHER ASSETS LESS LIABILITIES (0.13%)
Cash, receivables, prepaid expense and other assets, less liabilities		96,975

Total Net Assets (100.00)%		$72,617,761

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
June 30, 2010
(Unaudited)

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value

SHORT-TERM INVESTMENTS (96.24%)
COMMERCIAL PAPER (13.14%)
NONDEPOSITORY INSTITUTIONS (8.79%)
Citigroup Inc., due 07/06/10	0.320%	$450,000	$449,980
General Electric Co., due 08/26/10	0.140	460,000	460,000

			909,980
PETROLEUM AND COAL PRODUCTS (4.35%)
Chevron Corp., due 07/01/10	0.210	450,000	450,000

Total Commercial Paper (Cost $1,359,980)			1,359,980

UNITED STATES GOVERNMENT AGENCIES (69.09%)
Federal Farm Credit Bank, due 07/09/10	0.142	400,000	399,988
Federal Farm Credit Bank, due 07/23/10	0.142	500,000	499,957
Federal Home Loan Bank, due 08/05/10	0.112	350,000	349,963
Federal Home Loan Bank, due 08/09/10	0.122	300,000	299,961
Federal Home Loan Bank, due 08/20/10	0.162	500,000	499,889
Federal Home Loan Bank, due 08/23/10	0.183	500,000	499,867
Federal Home Loan Bank, due 09/03/10	0.122	300,000	299,936
Federal Home Loan Bank, due 09/14/10	0.112	350,000	349,920
Federal Home Loan Mortgage Corp., due 07/14/10	0.142	475,000	474,976
Federal Home Loan Mortgage Corp., due 08/16/10	0.157	525,000	524,896
Federal Home Loan Mortgage Corp., due 08/25/10	0.071	400,000	399,957
Federal Home Loan Mortgage Corp., due 09/07/10	0.122	400,000	399,909
Federal Home Loan Mortgage Corp., due 09/21/10	0.122	300,000	299,918
Federal National Mortgage Assoc., due 07/21/10	0.142	450,000	449,965
Federal National Mortgage Assoc., due 07/28/10	0.142	500,000	499,947
Federal National Mortgage Assoc., due 08/02/10	0.147	500,000	499,936
Federal National Mortgage Assoc., due 08/11/10	0.162	400,000	399,927

Total United States Government Agencies (Cost $7,148,912)			7,148,912
UNITED STATES TREASURY OBLIGATIONS (14.01%)
U.S. Treasury Bills, due 07/15/10	0.157	600,000	599,964
U.S. Treasury Bills, due 09/09/10	0.132	500,000	499,874
U.S. Treasury Bills, due 09/16/10	0.086	350,000	349,936

Total United States Treasury Obligations (Cost $1,449,774)			1,449,774

Total Short-Term Investments (Cost $9,958,666)			9,958,666

OTHER ASSETS LESS LIABILITIES (3.76%)
Cash, receivables, prepaid expense and other assets, less liabilities			389,054

Total Net Assets (100.00)%			$10,347,720

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
June 30, 2010
(Unaudited)

	Shares
	Held	Value

COMMON STOCKS (93.74%)
BUSINESS SERVICES (5.04%)
Microsoft Corp.	91,883	$2,114,228
Oracle Corp.	57,149	1,226,418

		3,340,646
CHEMICALS AND ALLIED PRODUCTS (18.02%)
Abbott Laboratories	24,755	1,158,039
Amgen Inc. (1)	17,835	938,121
Bristol-Myers Squibb Co.	41,053	1,023,862
Colgate-Palmolive Co.	6,950	547,382
Dow Chemical Co. (The)	10,505	249,179
E. I. du Pont de Nemours and Co.	15,756	545,000
Eli Lilly and Co.	17,662	591,677
Johnson & Johnson	42,710	2,522,453
Merck & Co., Inc.	31,708	1,108,829
Pfizer Inc.	44,377	632,816
Procter & Gamble Co. (The)	43,542	2,611,649

		11,929,007
COMMUNICATIONS (3.69%)
AT&T Inc.	34,855	843,143
Comcast Corp.-Class A	33,054	574,148
Verizon Communications Inc.	36,562	1,024,467

		2,441,758
DEPOSITORY INSTITUTIONS (5.53%)
Bank of America Corp.	45,666	656,220
Citigroup Inc. (1)	48,341	181,762
JPMorgan Chase & Co.	46,325	1,695,958
Wells Fargo & Co.	44,074	1,128,294

		3,662,234
EATING AND DRINKING PLACES (4.42%)
McDonald’s Corp.	44,467	2,929,041

ELECTRIC, GAS AND SANITARY SERVICES (2.45%)
Exelon Corp.	24,105	915,267
Southern Co. (The)	21,215	706,035

		1,621,302

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.77%)
Cisco Systems, Inc. (1)	61,023	1,300,400
General Electric Co.	84,256	1,214,972
Intel Corp.	57,041	1,109,448
Motorola, Inc. (1)	37,189	242,472
Texas Instruments Inc.	26,461	616,012

		4,483,304
FOOD AND KINDRED PRODUCTS (4.87%)
Coca-Cola Co. (The)	31,034	1,555,424
Kraft Foods Inc.	26,424	739,872
PepsiCo, Inc.	15,208	926,928

		3,222,224
GENERAL MERCHANDISE STORES (3.92%)
Target Corp.	11,900	585,123
Wal-Mart Stores, Inc.	41,773	2,008,028

		2,593,151
LUMBER AND WOOD PRODUCTS (0.33%)
Weyerhaeuser Co.	6,270	220,704
INDUSTRIAL MACHINERY AND EQUIPMENT (11.99%)
3M Co.	17,453	1,378,613
Applied Materials, Inc.	23,520	282,710
Caterpillar Inc.	28,044	1,684,603
Dell Inc. (1)	30,585	368,855
EMC Corp. (1)	37,308	682,736
Hewlett-Packard Co.	40,454	1,750,849
International Business Machines Corp.	14,526	1,793,671

		7,942,037
MOTION PICTURES (2.44%)
Time Warner Inc.	16,497	476,928
Walt Disney Co. (The)	36,092	1,136,898

		1,613,826
NON-DEPOSITORY CREDIT INSTITUTIONS (3.28%)
American Express Co.	54,692	2,171,272
PETROLEUM AND COAL PRODUCTS (9.99%)
Chevron Corp.	38,610	2,620,075
Exxon Mobil Corp.	69,936	3,991,248

		6,611,323
PRIMARY METAL INDUSTRIES (0.46%)
Alcoa Inc.	30,278	304,597
SECURITY AND COMMODITY BROKERS (0.56%)
Ameriprise Financial, Inc.	10,349	373,909
TOBACCO PRODUCTS (3.27%)
Altria Group, Inc.	38,185	765,227
Philip Morris International Inc.	30,485	1,397,432

		2,162,659
TRANSPORTATION EQUIPMENT (6.71%)
Boeing Co. (The)	26,912	1,688,728
Honeywell International Inc.	37,254	1,454,024
United Technologies Corp.	20,007	1,298,654

		4,441,406

Total Common Stocks (Cost $57,475,542)		62,064,400

SHORT-TERM INVESTMENTS (6.18%)

MONEY MARKET MUTUAL FUND (0.52%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $340,546)	340,546	340,546

	Principal
	Amount

UNITED STATES GOVERNMENT AGENCIES (4.15%)
Federal Home Loan Bank, due 07/14/10	$1,000,000	999,949
Federal Home Loan Bank, due 08/12/10	750,000	749,921
Federal National Mortgage Assoc., due 08/11/10	1,000,000	999,898

Total United States Government Agencies (Cost $2,749,768)		2,749,768

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (continued)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)

COMMERCIAL PAPER (1.51%)
NON-DEPOSITORY CREDIT INSTITUTIONS
Citigroup Inc., due 07/08/10 (Cost $999,922)	$1,000,000	$999,922

Total Short-Term Investments (Cost $4,090,236)		4,090,236

Total Investments (99.92%) (Cost $61,565,778)		66,154,636

OTHER ASSETS LESS LIABILITIES (0.08%)
Cash, receivables, prepaid expense and other assets, less liabilities		54,973

Total Net Assets (100.00)%		$66,209,609

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2010
(Unaudited)

1.	Significant Accounting Policies

Organization

EquiTrust Variable Insurance Series Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company, or mutual fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Initial Class (IC) and Service Class (SC) shares. The Fund began offering SC shares on June 1, 2008. Shares of the Fund are sold only to certain life insurance companies’ separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see Note 3).

SC shares are charged distribution fees while IC shares are not. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except SC shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the SC shares). In addition, the Board of Trustees of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than distribution fees which are only charged to SC shares), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class.

Security Valuation

All Portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Trustees. Short-term investments are valued at market value, except that obligations maturing in one year or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

differ from U.S. generally accepted accounting principles (see Note 2). Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Trustees, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

In January 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances, and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

During the period January 1, through June 30, 2010, the Fund had no Level 3 positions and there were no transfers between all levels.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for open tax years (December 31, 2006 through December 31, 2009).

As of June 30, 2010, the following Portfolios had approximate net capital loss carryforwards set forth below:

	Portfolio
	Value	High Grade	Strategic		Blue
Net Capital Loss Carryforwards Expire In:	Growth	Bond	Yield	Managed	Chip

2010	$—	$—	$1,477,000	$—	$—
2011	—	—	571,000	—	3,000,000
2012	—	—	—	—	556,000
2013	—	—	—	—	60,000
2016	1,118,000	—	1,000	19,000	1,902,000
2017	3,142,000	—	1,929,000	4,398,000	790,000
2018	—	63,000	—	—	—

	$4,260,000	$63,000	$3,978,000	$4,417,000	$6,308,000

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

For the period ended June 30, 2010, the Value Growth, Strategic Yield, Managed and Blue Chip utilized approximately $264,000, $18,000, $77,000 and $950,000, respectively, of capital loss carryforwards.

The tax character of distributions for the years indicated were as follows:

	Period Ended
	June 30,	Year Ended December 31, 2009
	2010		Long-Term
	Ordinary	Ordinary	Capital	Return of
Portfolio	Income	Income	Gains	Capital

Value Growth	$705,060	$953,656	$—	$—
High Grade Bond	1,048,314	2,180,873	182,152	3,247
Strategic Yield	1,124,626	2,350,027	—	2,433
Managed	1,902,815	2,336,485	—	—
Money Market	5,770	15,235	—	—
Blue Chip	1,601,198	1,951,148	—	—

The Fund designates long-term capital gain dividends per Internal Revenue Code Section 852(b)(3)(C). Distributions of short-term capital gain are treated as ordinary income distributions for tax purposes.

As of June 30, 2010, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
	Value Growth	Strategic Yield	Managed

Undistributed ordinary income	$303,546	$10,830	$1,087,247
Accumulated capital losses	(4,259,858)	(3,978,244)	(4,743,553)
Net unrealized appreciation of investments	(2,176,916)	1,349,081	2,475,123
Other timing differences	—	(7,750)	—

Total accumulated earnings	$(6,133,228)	$(2,626,083)	$(1,181,183)

Differences between book and tax are primarily attributable to taxable spin-offs, mergers and corporate inversions.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) relating to the management of the Portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio — 0.45%; High Grade Bond Portfolio — 0.30%; Strategic Yield Portfolio — 0.45%; Managed Portfolio — 0.45%; Money Market Portfolio — 0.25% ; and Blue Chip Portfolio — 0.20%, and (2) accounting fees, which are based on each portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

The Fund has entered into agreements with EquiTrust Investment whereby EquiTrust Investment also serves as the Fund’s shareholder service, transfer and dividend disbursing agent. EquiTrust Marketing Services, LLC serves as the principal underwriter and distributor. Pursuant to these agreements, SC pays a 12b-1 distribution fee at an annual rate of 0.25% of the average daily net asset value attributable to the class of shares. There are no other fees paid by the Fund associated with these services.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the Portfolio for such period. During the period ended June 30, 2010, EquiTrust Investment further agreed to reimburse any IC Portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the period ended June 30, 2010, no excess expense reimbursements were made to the Fund by EquiTrust Investment.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates (continued)

During the period ended June 30, 2010, EquiTrust Investment voluntarily waived various Portfolio and class level expenses in the Money Market IC and SC Portfolios. These voluntary waivers may be revoked at any time. For the period ended June 30, 2010, the voluntary waiver amounts were as follows:

	Money Market Portfolio
Fees	IC	SC

Management Fees	$12,616	$993
Distribution Fees	—	993
Accounting Fees	2,523	199
Custodial Fees	1,776	130
Miscellaneous Expenses	6,725	534

Certain officers and trustees of the Fund are also officers of EquiTrust Investment, Farm Bureau Life Insurance Company and other affiliated entities. As of June 30, 2010, the total number of the shares of each Portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company and related separate accounts were as follows:

IC Portfolio	Shares

Value Growth	4,069,709
High Grade Bond	3,665,741
Strategic Yield	3,583,678
Managed	5,063,550
Money Market	7,830,116
Blue Chip	2,015,530

SC Portfolio	Shares

Value Growth	49,601
High Grade Bond	869,555
Strategic Yield	107,928
Managed	93,449
Money Market	565,695
Blue Chip	101,738

4.	Fair Value

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities on the measurement date

•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

4.	Fair Value (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010:

	Investments in Securities
		High Grade	Strategic		Money
	Value Growth	Bond	Yield	Managed	Market	Blue Chip
Valuation Inputs	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Level 1 — Quoted Prices:
Common Stocks*	$45,064,550	$—	$—	$52,930,074	$—	$62,064,400
Preferred Stocks*	—	—	785,280	—	—	—
Money market mutual fund	438,472	1,137,509	728,949	899,577	—	340,546
Level 2 — Other Significant Observable Inputs:
Debt securities issued by US government agencies*	1,449,839	4,999,569	1,999,832	999,973	8,598,686	2,749,768
Corporate debt securities*	749,937	27,402,623	31,683,709	—	1,359,980	999,922
Residential mortgage-backed securities*	—	19,242,573	4,950,284	17,691,162	—	—
Commercial mortgage-backed securities*	—	1,413,887	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$47,702,798	$54,196,161	$40,148,054	$72,520,786	$9,958,666	$66,154,636

*	For further breakdown of securities by industry type, please refer to the Schedule of Investments.

5.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

6.	Capital Share Transactions

Transactions in shares of beneficial interest for each Portfolio were as follows:

			Shares Issued In
			Reinvestment of
			Dividends and				Net Increase
	Shares Sold		Distributions		Shares Redeemed		(Decrease)
Portfolio	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Period ended June 30, 2010:
Value Growth IC	49,274	$603,766	58,861	$701,627	249,910	$3,031,908	(141,775)	$(1,726,515)
Value Growth SC	17,270	215,591	280	3,405	5,386	65,586	12,164	153,410
High Grade Bond IC	194,936	2,007,887	86,881	896,707	373,129	3,835,611	(91,312)	(931,017)
High Grade Bond SC	280,365	2,881,778	14,664	151,508	66,380	687,442	228,649	2,345,844
Strategic Yield IC	105,987	950,895	122,253	1,100,642	302,356	2,716,872	(74,116)	(665,335)
Strategic Yield SC	28,947	259,913	2,646	23,845	10,231	92,709	21,362	191,049
Managed IC	80,150	1,106,334	140,225	1,881,816	431,385	5,913,359	(211,010)	(2,925,209)
Managed SC	15,216	216,039	1,506	20,917	2,447	34,322	14,275	202,634
Money Market IC	6,931,799	6,931,799	4,645	4,645	8,857,775	8,857,775	(1,921,331)	(1,921,331)
Money Market SC	5,793,828	5,793,828	463	463	5,358,982	5,358,982	435,309	435,309
Blue Chip IC	26,618	875,973	49,391	1,569,649	99,668	3,247,997	(23,659)	(802,375)
Blue Chip SC	34,496	1,170,681	954	31,501	7,961	261,756	27,489	940,426

Year Ended December 31, 2009:
Value Growth IC	164,824	$1,649,861	112,756	$952,784	498,527	$5,030,897	(220,947)	$(2,428,252)
Value Growth SC	32,904	335,438	99	855	11,364	111,533	21,639	224,760
High Grade Bond IC	664,177	6,394,763	222,806	2,165,053	872,651	8,412,488	14,332	147,328
High Grade Bond SC	458,663	4,479,473	20,556	200,980	128,588	1,231,600	350,631	3,448,853
Strategic Yield IC	228,470	1,834,089	292,069	2,325,728	954,143	7,425,518	(433,604)	(3,265,701)
Strategic Yield SC	69,881	557,146	3,240	26,446	17,586	134,612	55,535	448,980
Managed IC	124,908	1,503,725	222,792	2,332,629	655,634	7,809,556	(307,934)	(3,973,202)
Managed SC	43,327	519,917	356	3,835	23,719	292,087	19,964	231,665
Money Market IC	9,647,035	9,647,035	13,349	13,349	12,943,360	12,943,360	(3,282,976)	(3,282,976)
Money Market SC	4,333,636	4,333,636	454	454	4,045,903	4,045,903	288,187	288,187
Blue Chip IC	102,005	2,740,177	83,105	1,945,486	218,619	6,086,776	(33,509)	(1,401,113)
Blue Chip SC	54,656	1,591,763	234	5,639	5,697	158,615	49,193	1,438,787

7.	Investment Transactions

For the period ended June 30, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales

Value Growth	$717,844	$2,834,966
High Grade Bond	3,906,532	1,205,977
Strategic Yield	2,984,972	728,416
Managed	449,106	1,050,579
Blue Chip	—	2,546,337

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

7.	Investment Transactions (continued)

The basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of June 30, 2010, by Portfolio, was composed of the following:

	Tax Cost of			Net Unrealized
	Investments	Gross Unrealized		Appreciation (Depreciation)
Portfolio	in Securities	Appreciation	Depreciation	of Investments

Value Growth	$49,879,714	$5,731,072	$7,907,988	$(2,176,916)
High Grade Bond	52,127,017	3,341,211	1,272,067	2,069,144
Strategic Yield	38,798,973	2,653,920	1,304,839	1,349,081
Managed	70,045,663	10,586,120	8,110,997	2,475,123
Blue Chip	61,565,778	18,175,999	13,587,141	4,588,858

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

8.	Subsequent Events

The fund is not aware of any other transactions or events, which occurred after the balance sheet date and before the financial statements were issued, August 27, 2010, which would require recognition or disclosure.

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
Period Ended June 30, 2010 (Unaudited) and
Years Ended December 31, 2009, 2008, 2007, 2006 and 2005

		Income from Investment Operations			Less Distributions
			Net Realized
			and
	Net Asset	Net	Unrealized	Total	Dividends	Distributions
	Value at	Invest-	Gain	from	from Net	from
	Beginning	ment	(Loss) on	Investment	Investment	Capital	Total
	of Period	Income	Investments	Operations	Income	Gains	Distributions

Value Growth Portfolio
Initial Class:
2010	$12.10	$0.07	$(0.75)	$(0.68)	$(0.16)	$—	$(0.16)
2009	9.80	0.16	2.35	2.51	(0.21)	—	(0.21)
2008	15.06	0.21	(4.53)	(4.32)	(0.33)	(0.61)	(0.94)
2007	15.09	0.33	0.43	0.76	(0.27)	(0.52)	(0.79)
2006	13.65	0.27	1.36	1.63	(0.19)	—	(0.19)
2005	12.98	0.19	0.63	0.82	(0.15)	—	(0.15)
Service Class:
2010	$12.29	$0.04	$(0.75)	$(0.71)	$(0.08)	$—	$(0.08)
2009	9.79	0.09	2.46	2.55	(0.05)	—	(0.05)
2008(3)	13.97	0.05	(4.23)	(4.18)	—	—	—
High Grade Bond Portfolio
Initial Class:
2010	$10.07	$0.21	$0.41	$0.62	$(0.21)	$—	$(0.21)
2009	9.47	0.46	0.63	1.09	(0.46)	(0.03)	(0.49)
2008	10.12	0.49	(0.65)	(0.16)	(0.49)	—	(0.49)
2007	10.12	0.53	0.01	0.54	(0.53)	(0.01)	(0.54)
2006	10.16	0.51	(0.04)	0.47	(0.51)	—	(0.51)
2005	10.38	0.47	(0.20)	0.27	(0.47)	(0.02)	(0.49)
Service Class:
2010	$10.07	$0.20	$0.41	$0.61	$(0.19)	$—	$(0.19)
2009	9.47	0.44	0.63	1.07	(0.44)	(0.03)	(0.47)
2008(3)	9.87	0.27	(0.40)	(0.13)	(0.27)	—	(0.27)
Strategic Yield Portfolio
Initial Class:
2010	$8.71	$0.25	$0.40	$0.65	$(0.25)	$—	$(0.25)
2009	7.46	0.51	1.25	1.76	(0.51)	—	(0.51)
2008	8.94	0.53	(1.48)	(0.95)	(0.53)	—	(0.53)
2007	9.19	0.57	(0.25)	0.32	(0.57)	—	(0.57)
2006	9.14	0.55	0.05	0.60	(0.55)	—	(0.55)
2005	9.37	0.53	(0.23)	0.30	(0.53)	—	(0.53)
Service Class:
2010	$8.71	$0.24	$0.40	$0.64	$(0.24)	$—	$(0.24)
2009	7.46	0.49	1.25	1.74	(0.49)	—	(0.49)
2008(3)	8.60	0.30	(1.14)	(0.84)	(0.30)	—	(0.30)
Managed Portfolio
Initial Class:
2010	$13.61	$0.20	$(0.35)	$(0.15)	$(0.34)	$—	$(0.34)
2009	11.93	0.34	1.74	2.08	(0.40)	—	(0.40)
2008	16.05	0.40	(3.40)	(3.00)	(0.56)	(0.56)	(1.12)
2007	16.32	0.56	0.33	0.89	(0.46)	(0.70)	(1.16)
2006	15.80	0.49	1.28	1.77	(0.37)	(0.88)	(1.25)
2005	15.67	0.35	0.32	0.67	(0.27)	(0.27)	(0.54)
Service Class:
2010	$13.99	$0.15	$(0.32)	$(0.17)	$(0.25)	$—	$(0.25)
2009	11.91	0.26	1.88	2.14	(0.06)	—	(0.06)
2008(3)	14.99	0.06	(3.14)	(3.08)	—	—	—

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income	Portfolio
End	on Net Asset	End of Period	to Average	to Average	to Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets (4)	Net Assets (4)	Net Assets (4)	Rate

$13.12	(1.15)%	$71,345	0.57%	0.57%	2.33%	1%
13.61	18.42%	76,878	0.57%	0.57%	2.67%	14%
11.93	(19.94)%	71,044	0.55%	0.55%	2.70%	19%
16.05	5.87%	97,073	0.54%	0.54%	3.47%	14%
16.32	11.99%	93,796	0.55%	0.55%	2.98%	24%
15.80	4.53%	83,368	0.56%	0.56%	2.34%	24%

$13.57	(1.29)%	$1,273	0.82%	0.82%	2.09%	1%
13.99	18.13%	1,112	0.82%	0.82%	2.39%	14%
11.91	(20.55)%	709	0.81%	0.81%	2.87%	19%

$11.26	(5.66)%	$47,153	0.59%	0.59%	1.16%	1%
12.10	26.56%	52,383	0.59%	0.59%	1.53%	35%
9.80	(30.31)%	44,595	0.58%	0.58%	1.62%	24%
15.06	5.27%	67,870	0.55%	0.55%	2.20%	17%
15.09	12.07%	65,712	0.58%	0.58%	1.88%	30%
13.65	6.41%	60,223	0.58%	0.58%	1.42%	18%

$11.50	(5.83)%	$580	0.84%	0.84%	0.94%	1%
12.29	26.24%	470	0.84%	0.84%	1.20%	35%
9.79	(29.92)%	163	0.84%	0.84%	1.70%	24%

$10.48	6.18%	$45,251	0.45%	0.45%	4.11%	8%
10.07	11.90%	44,400	0.44%	0.44%	4.75%	24%
9.47	(1.60)%	41,603	0.43%	0.43%	5.00%	17%
10.12	5.48%	46,039	0.42%	0.42%	5.30%	11%
10.12	4.78%	39,371	0.44%	0.44%	5.08%	17%
10.16	2.65%	34,946	0.45%	0.45%	4.63%	12%

$10.49	6.15%	$9,172	0.69%	0.69%	3.86%	8%
10.07	11.63%	6,510	0.69%	0.69%	4.44%	24%
9.47	(1.30)%	2,799	0.68%	0.68%	4.87%	17%

$9.11	7.53%	$39,736	0.60%	0.60%	5.69%	4%
8.71	24.44%	38,630	0.59%	0.59%	6.42%	6%
7.46	(11.08)%	36,345	0.58%	0.58%	6.28%	11%
8.94	3.56%	45,247	0.57%	0.57%	6.26%	17%
9.19	6.79%	41,481	0.58%	0.58%	6.04%	16%
9.14	3.26%	37,067	0.59%	0.59%	5.71%	1%

$9.11	7.41%	$989	0.85%	0.85%	5.44%	4%
8.71	24.14%	760	0.84%	0.84%	6.04%	6%
7.46	(9.90)%	237	0.84%	0.84%	6.73%	11%

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS (continued)
Period ended June 30, 2010 (Unaudited) and
Years Ended December 31, 2009, 2008, 2007, 2006 and 2005

		Income from Investment Operations				Less Distributions
				Net Realized
				and
	Net Asset	Net		Unrealized	Total	Dividends
	Value at	Invest-		Gain	from	from Net	Distributions
	Beginning	ment		(Loss) on	Investment	Investment	from	Total
	of Period	Income		Investments	Operations	Income	Capital Gains	Distributions

Money Market Portfolio
Initial Class:
2010	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)
2006	1.00	0.04		—	0.04	(0.04)	—	(0.04)
2005	1.00	0.02		—	0.02	(0.02)	—	(0.02)
Service Class:
2010	$1.00	$—	(2)	$—	$—	$—	$—	$—
2009	1.00	—	(2)	—	—	—	—	—
2008(3)	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Blue Chip Portfolio
Initial Class:
2010	$32.82	$0.37		$(2.32)	$(1.95)	$(0.75)	$—	$(0.75)
2009	28.91	0.75		4.07	4.82	(0.91)	—	(0.91)
2008	42.41	0.91		(13.55)	(12.64)	(0.86)	—	(0.86)
2007	40.61	0.86		1.73	2.59	(0.79)	—	(0.79)
2006	35.27	0.79		5.25	6.04	(0.70)	—	(0.70)
2005	35.17	0.70		0.07	0.77	(0.67)	—	(0.67)
Service Class:
2010	$33.71	$0.25		$(2.31)	$(2.06)	$(0.38)	$—	$(0.38)
2009	28.87	0.38		4.64	5.02	(0.18)	—	(0.18)
2008(3)	39.44	0.23		(10.80)	(10.57)	—	—	—

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income	Portfolio
End	on Net Asset	End of Period	to Average	to Average	to Average	Turnover
of Period	Value (1)	(in thousands)	Net Assets (4)	Net Assets (4)	Net Assets (4)	Rate

$1.00	0.05%	$9,427	0.47%	0.00%	0.11%	0%
1.00	0.12%	11,348	0.46%	0.09%	0.12%	0%
1.00	1.91%	14,631	0.46%	0.45%	1.92%	0%
1.00	4.71%	16,464	0.45%	0.45%	4.60%	0%
1.00	4.43%	8,557	0.54%	0.54%	4.37%	0%
1.00	2.50%	6,288	0.61%	0.61%	2.47%	0%

$1.00	0.05%	$921	0.71%	0.00%	0.12%	0%
1.00	0.11%	485	0.71%	0.07%	0.10%	0%
1.00	0.71%	197	0.73%	0.69%	0.87%	0%

$30.12	(6.06)%	$63,028	0.33%	0.33%	2.21%	0%
32.82	17.95%	69,436	0.33%	0.33%	2.56%	0%
28.91	(30.32)%	62,138	0.31%	0.31%	2.46%	1%
42.41	6.49%	94,766	0.29%	0.29%	2.04%	2%
40.61	17.42%	90,261	0.31%	0.31%	2.07%	0%
35.27	2.29%	82,501	0.31%	0.31%	1.98%	0%

$31.27	(6.17)%	$3,182	0.57%	0.57%	1.96%	0%
33.71	17.65%	2,503	0.57%	0.57%	2.19%	0%
28.87	(26.80)%	723	0.57%	0.57%	2.60%	1%

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year.

(2) Without a voluntary waiver/reimbursement of a portion of expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolio would have had per share net investment income as shown:

		Per Share
		Net Investment	Amount
	Year	Income	Reimbursed
Money Market Portfolio
Class IC	2010	$—	$23,639
	2009	—	46,613
	2008	0.02	1,311
Class SC	2010	$—	$2,850
	2009	—	2,897
	2008	0.01	18

(3) Service Class financial highlights are for the period June 1, 2008 to December 31, 2008. Respective ratios/supplemental data are computed on an annualized basis.

(4) Computed on an annualized basis, unless otherwise indicated.

EQUITRUST VARIABLE INSURANCE SERIES FUND
TAX INFORMATION (Unaudited)

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

Ordinary Income Dividends:

	High Grade Bond Portfolio		Strategic Yield Portfolio		Money Market Portfolio
Payable Date	Class IC	Class SC	Class IC	Class SC	Class IC	Class SC

January 29, 2010	$0.0317	$0.0297	$0.0370	$0.0353	$—	$—
February 26, 2010	0.0354	0.0334	0.0441	0.0424	0.0001	0.0001
March 31, 2010	0.0365	0.0345	0.0435	0.0416	0.0001	0.0001
April 30, 2010	0.0350	0.0330	0.0397	0.0380	0.0001	0.0001
May 28, 2010	0.0306	0.0287	0.0397	0.0380	0.0001	0.0001
June 30, 2010	0.0377	0.0356	0.0463	0.0445	0.0001	0.0001

Total Dividends per Share	$0.2069	$0.1949	$0.2503	$0.2398	$0.0005	$0.0005

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the period ended June 30, 2010, for the following Portfolios:

Ordinary Income Dividends:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	Class IC	Class SC

Value Growth	02/24/10	02/24/10	02/25/10	0.1637	0.0775
Managed	02/24/10	02/24/10	02/25/10	0.3416	0.2453
Blue Chip	02/24/10	02/24/10	02/25/10	0.7489	0.3814

Information on Proxy Voting

EquiTrust Variable Insurance Series Fund (the “Fund”) has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Management Services, Inc. (the “Adviser”). A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2010 is available, without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure:

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov or may be reviewed and copies at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2. Code of Ethics.
Not applicable to this filing.
Item 3. Audit Committee Financial Expert.
Not applicable to this filing.
Item 4. Principal Accountant Fees and Services.
Not applicable to this filing.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedules of Investments.
See Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Company.
Not applicable.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item.
Item 11. Controls and Procedures
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/Kristi Rojohn

	Name:	Kristi Rojohn
	Title:	Chief Executive Officer
	Date:	8/25/10
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kristi Rojohn

	Name:	Kristi Rojohn
	Title:	Chief Executive Officer
	Date:	8/25/10

By:	/s/James P. Brannen

	Name:	James P. Brannen
	Title:	Chief Financial Officer
	Date:	8/27/10